Equity Incentive Plan - Additional Information Ocean Rig UDW (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended			1 Months Ended		4 Months Ended	11 Months Ended	4 Months Ended		8 Months Ended			3 Months Ended
	Jun. 30, 2014 Ocean Rig	Jun. 30, 2013 Ocean Rig	Dec. 31, 2013 Ocean Rig	Feb. 14, 2012 Compensation Committee Approval On 14 February 2012 Ocean Rig	Mar. 21, 2012 Equity Incentive Plan 2012 Ocean Rig	May 15, 2012 Officer Ocean Rig	Dec. 05, 2012 Officer Ocean Rig	May 15, 2012 Sign Up Bonus Ocean Rig	May 16, 2013 Compensation Committee Approval On 16 May 2013 Ocean Rig	Aug. 20, 2013 Compensation Committee approval on 20 August 2013 Azara	Aug. 20, 2015 Compensation Committee approval on 20 August 2013 Azara	Aug. 20, 2014 Compensation Committee approval on 20 August 2013 Azara	Mar. 31, 2014 Compensation Committee Approval on 31 March 2014 Ocean Rig
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					2,000,000
Shares Granted				112,950		4,500	7,500	28,200	192,400				153,700
Vested number of shares on grant date										50,000
Vested in period											50,000	50,000
Unrecognized compensation cost related to non-vested share arrangements granted	$ 3,717		$ 2,724
Allocated Share-based Compensation Expense	$ 1,655	$ 591
Number of shares forfeited	119,900
Grant date fair value				$ 16.5		$ 15.92	$ 15.75	$ 15.92	$ 16.9	$ 17.56			$ 17.79
Number of vested shares	123,683
Vesting period				3 years					3 years	2 years			3 years
Shares issued by the company for the sign on bonus										150,000